Supplement to the
Fidelity® Low Duration Bond ETF
February 9, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
John Mistovich (Co-Portfolio Manager) has managed the fund since 2024.
LOD-SUSTK-1024-100 1.9918236.100	October 1, 2024